BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED OCTOBER 6, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS AMENDED AND RESTATED JUNE 9, 2017

PYRAMIS® MANAGED RISK PORTFOLIO

Geoff Stein has been named as a Co-Portfolio Manager of Pyramis® Managed Risk Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. The following changes are made to the Statement of Additional Information of the Portfolio.

In Appendix C – “Portfolio Managers,” the “Other Accounts Managed” table for “Pyramis® Government Income Portfolio and Pyramis® Managed Risk Portfolio” is supplemented with the following information as of August 31, 2017:

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Geoff Stein,	Registered Investment Companies	18	$50,511,000,0000	1	$7,742,000,000

Pyramis® Managed Risk Portfolio	Other Pooled Investment Vehicles	37	$51,326,000,000	0	0

	Other Accounts	3	$360,000,000	0	0

In Appendix C – “Portfolio Managers,” the section entitled “Pyramis® Managed Risk Portfolio (Xuehai En)“is retitled to “Pyramis® Managed Risk Portfolio (Xuehai En & Geoff Stein),” and the first paragraph in the subsection entitled “Compensation” in the section is deleted in its entirety and replaced with the following:

Xuehai En and Geoff Stein are Co-Portfolio Managers of the Pyramis® Managed Risk Portfolio and receive compensation for their services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of a portfolio manager’s compensation may be deferred based on criteria established by FIAM or its affiliate or at the election of the portfolio manager.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE SAI FOR FUTURE REFERENCE